Financial Risks Management - Summary of Cash, Cash Equivalents and Financial Assets (Details) € in Thousands, SFr in Thousands, $ in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 EUR (€)
Foreign exchange rates [abstract]
Cash and cash equivalents	€ 81,788			€ 77,789			€ 136,001			€ 258,756
Current and non current financial assets	3,065			4,125
Total	84,853			81,913
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	81,788			77,789			€ 136,001			€ 258,756
Current and non current financial assets	3,065			4,125
Total	84,853			81,913
Denominated in EUR
Foreign exchange rates [abstract]
Cash and cash equivalents	70,707			56,593
Current and non current financial assets	3,035			4,095
Total	73,742			60,689
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	70,707			56,593
Current and non current financial assets	3,035			4,095
Total	73,742			60,689
Denominated in USD
Foreign exchange rates [abstract]
Cash and cash equivalents	10,395	$ 10,800		19,931	$ 22,023			$ 34,192
Current and non current financial assets	16			15
Total	10,411			19,946
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	10,395	$ 10,800		19,931	$ 22,023			$ 34,192
Current and non current financial assets	16			15
Total	10,411			19,946
Denominated In C H F
Foreign exchange rates [abstract]
Cash and cash equivalents	652		SFr 614	1,200		SFr 1,111			SFr 2,321
Current and non current financial assets	14			14
Total	666			1,214
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	652		SFr 614	1,200		SFr 1,111			SFr 2,321
Current and non current financial assets	14			14
Total	€ 666			€ 1,214